                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-3526

Name of Fund: Legg Mason Tax Exempt Trust, Inc.

Fund Address: 100 Light Street
              Baltimore, MD 21202

Name and address of agent for service:
     Mark R. Fetting, President, Legg Mason Tax Exempt Trust, Inc. 100 Light Street
     Baltimore, MD 21202.

Registrant's telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Item 1 - Report to Shareholders




  Legg Mason

--------------------------------------------------------------------------------


  TAX EXEMPT TRUST, INC.



                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                              June 30, 2003

                                                                           LEGG
                                                                          MASON
                                                                          FUNDS

                Personalized Guidance. Intelligent Choices./SM/

To Our Shareholders,

   On June 30, 2003, the Legg Mason Tax Exempt Trust had $461 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 0.32% and its average weighted maturity is 35 days.

   As you are aware, yields on money market funds have been steadily declining. In an effort to maintain a competitive yield for our Tax Exempt Trust shareholders, effective July 9, 2003, we began to temporarily waive a portion of our management fees.

   The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

   Some of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

   We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

Sincerely,
            /s/ John F. Curley, Jr.       /s/ Mark R. Fetting
                John F. Curley, Jr.           Mark R. Fetting
                Chairman                      President

July 31, 2003

Statement of Net Assets
June 30, 2003 (Unaudited)
(Amounts in Thousands)


Legg Mason Tax Exempt Trust, Inc.



                                                  Rate  Maturity Date   Par      Value
------------------------------------------------------------------------------------------
Alaska -- 2.3%
City of Valdez, Alaska, Marine Terminal Revenue
 Bonds (Exxon Pipeline Company Project),
 Series 1985 VRDN (Aaa/P-1)                       0.90%    7/1/03     $ 6,100 $   6,100/A/

City of Valdez, Alaska, Marine Terminal Revenue
 Refunding Bonds (BP Pipelines (Alaska) Inc.
 Project), Series 2001 VRDN
 (Aa1/VMIG1, AA+/A-1+)                            0.95%    7/1/03       4,350     4,350/A/
                                                                              ---------
                                                                                 10,450
                                                                              ---------

Arizona -- 2.4%
Salt River Project Agricultural Improvement and
 Power District, Arizona (P-1, A-1+)
  Series A TECP                                   0.85%   10/7/03       7,000     7,000
  Series A TECP                                   0.85%   10/10/03      1,000     1,000

Salt River Project Agricultural Improvement and
 Power District, Arizona Salt River Project
 Electric System Refunding Revenue Bonds,
 2001 Series A (Aa2, AA)                          5.00%    1/1/04       3,000     3,059
                                                                              ---------
                                                                                 11,059
                                                                              ---------

Delaware -- 1.4%
University of Delaware, Revenue Bonds,
 Series 1998 VRDN (AA/A-1+)                       0.95%    7/2/03       6,500     6,500/A/
                                                                              ---------

District of Columbia -- 1.3%
District of Columbia (American Red Cross),
 Series 2000 TECP (Aa2/VMIG1, A+/A-1)             0.90%   10/7/03       5,900     5,900
                                                                              ---------

Florida -- 5.8%
City of Gainesville, Utilities System (P-1, A-1+)
  Series C TECP                                   1.07%   7/29/03       3,000     3,000
  Series C TECP                                   1.02%    8/6/03       2,682     2,682
  Series C TECP                                   1.05%   9/10/03       1,388     1,388
  Series C TECP                                   0.85%   10/8/03       1,000     1,000

Jacksonville Electric Authority Revenue Bonds
 (Subordinated Electric Systems)
 (Aa3/VMIG1, AA-/A-1+, AA+/F1+)
  Series A VRDN                                   1.00%    7/1/03       2,500  2,500/A/
  Series B VRDN                                   1.00%    7/1/03       1,100  1,100/A/
  Series C VRDN                                   1.00%    7/1/03       2,600  2,600/A/
  Series F VRDN                                   1.00%    7/1/03       3,000  3,000/A/

                                                   Rate  Maturity Date   Par      Value
------------------------------------------------------------------------------------------
Florida -- Continued
Pinellas County, Florida, Health Facilities
 Authority (Bayfront Medical Center, Inc. Project)
 Refunding Revenue Bonds, Series 1989 VRDN
 (Aaa/VMIG1, AAA/A-1)                              0.90%    7/2/03     $   900 $    900/A/

Putnam County, Florida, Development Authority
 PCR Bonds (Seminole Electric Cooperative, Inc.)
 (Aa3, A/A-1)
  Series 1984 H-1 VRDN                             1.25%    7/2/03       6,110    6,110/A/
  Series 1984 H-2 VRDN                             1.25%    7/2/03       2,250    2,250/A/
                                                                               -----------
                                                                                    26,530
                                                                               -----------

Georgia -- 2.3%
Burke County, Georgia, PCR Bonds (Oglethorpe
 Power) (Aaa/VMIG1, AAA/F1+)
  Series 1998 A                                    1.00%    8/7/03       6,525       6,525
  Series 1998 B                                    1.00%    8/12/03      3,200       3,200

State of Georgia, GO Bonds, Series 1995 B
 (Aaa, AAA, AAA)                                   7.20%    3/1/04       1,000       1,041
                                                                               -----------
                                                                                    10,766
                                                                               -----------

Hawaii -- 3.5%
City and County of Honolulu, Hawaii, GO Bonds
 (Aaa/VMIG1, AAA/A-1+, AAA/F1+)
  Series 2000 A VRDN                               0.90%    7/2/03       6,545    6,545/A/
  Series 2000 A VRDN                               0.90%    7/2/03       3,900    3,900/A/
  Series 2000 B VRDN                               0.90%    7/2/03       5,750    5,750/A/
                                                                               -----------
                                                                                    16,195
                                                                               -----------

Illinois -- 2.2%
State of Illinois, GO Certificates
 of May 2003 (MIG1, SP-1+, F1+)                    1.50%    5/15/04     10,000      10,046
                                                                               -----------

Indiana -- 0.4%
City of Hammond, Indiana, PCR
 Refunding Bonds (Amoco Oil Company
 Project) Series 1994 VRDN
 (Aa1/VMIG1, AA+/A-1+)                             0.95%    7/1/03       2,000    2,000/A/
                                                                               -----------

                                                 Rate  Maturity Date   Par      Value
----------------------------------------------------------------------------------------
Kansas -- 3.3%
State of Kansas, Department of Transportation,
 Adjustable Tender Highway Revenue Bonds,
  Series 2000 B-2 VRDN
   (Aa2/VMIG1, AA+/F1+)                          1.00%    7/1/03     $ 2,000 $  2,000/A/
  Series 2002 B-1 VRDN
   (Aa2/VMIG1, AA+/A-1+)                         0.88%    7/3/03      10,000   10,000/A/
  Series 2002 B-3 VRDN
   (Aa2/VMIG1, AA+/A-1+)                         0.88%    7/3/03       3,000    3,000/A/
                                                                             --------
                                                                               15,000
                                                                             --------

Kentucky -- 2.3%
Kentucky Economic Development Finance
 Authority Hospital Revenue Bonds (Baptist
 Healthcare System Obligated Group)
 (Aaa/VMIG1, AAA/A-1+)
   Series 1999 B VRDN                            0.97%    7/1/03       9,250    9,250/A/
  Series 1999 C VRDN                             0.95%    7/1/03       1,500    1,500/A/
                                                                             --------
                                                                               10,750
                                                                             --------

Louisiana -- 2.6%
Parish of East Baton Rouge, State of Louisiana,
 PCR Refunding Bonds (Exxon Project), 1993
 Series VRDN (Aaa/P-1, AAA/A-1+)                 0.95%    7/1/03       1,000    1,000/A/

Parish of the Ascension, Environmental
 Improvement Refunding Revenue Bonds (Shell
 Oil Company Project), Series 1993 VRDN
 (AAA/A-1+)                                      1.00%    7/1/03       1,000    1,000/A/

Parish of the Ascension, PCR Refunding Revenue
 Bonds (Shell Oil Company Project), Series 1993
 VRDN (AAA/A-1+)                                 1.00%    7/1/03       9,800    9,800/A/
                                                                             --------
                                                                               11,800
                                                                             --------

Maryland -- 20.3%
Baltimore County, Maryland, Metro District
 BANS, Series 1995 TECP (P1, A1+)                1.10%    8/13/03      5,000    5,000

Baltimore County, Maryland, Revenue Bonds
 (Oak Crest Village Inc. Project), Series 1999 A
 VRDN (Aa3/VMIG1, AA-/F1+)                       1.00%    7/3/03       9,345    9,345/A/

Maryland Department of Transportation,
 Consolidated Transportation Bonds, Refunding
 Series 1998 (Aa2, AA, AA)                       5.00%    9/1/03       3,195    3,216

                                                 Rate  Maturity Date   Par      Value
----------------------------------------------------------------------------------------
Maryland -- Continued
Maryland Economic Development Corporation
 Revenue Bonds (American Urological
 Association Education and Research, Inc.
 Project), Series 2002 VRDN (Aa2/VMIG1)          1.00%    7/2/03     $ 4,200 $  4,200/A/

Maryland Health and Higher Educational
 Facilities Authority (Johns Hopkins Hospital)
 (P-1, A-1+)
  Series C TECP                                  0.90%    9/3/03       6,000    6,000
  Series C TECP                                  1.00%    9/5/03       5,000    5,000
  Series C TECP                                  0.90%    10/9/03      4,000    4,000

Maryland Health and Higher Educational
 Facilities Authority (Johns Hopkins University)
 (P-1, A-1+)
  Series A TECP                                  1.00%    7/8/03       2,500    2,500
  Series A TECP                                  1.00%    7/9/03       4,454    4,454
  Series B TECP                                  1.08%    7/18/03      3,000    3,000
  Series A TECP                                  0.85%    10/8/03      5,575    5,575

Maryland Health and Higher Educational
 Facilities Authority (Pooled Loan Program
 Issue) (Aa2/VMIG1)
  Series 1985 A VRDN                             0.95%    7/2/03      11,700   11,700/A/
  Series 1985 B VRDN                             0.90%    7/2/03       2,800    2,800/A/

Maryland Industrial Development Financing
 Authority, Variable Rate Demand Revenue
 Bonds (National Aquarium in Baltimore
 Facility), Series 2002 A VRDN
 (Aaa/VMIG1)                                     1.00%    7/2/03       3,800    3,800/A/

Maryland Transportation Authority,
 Transportation Facilities Projects Revenue
 Bonds, Series 1992 (A1, A+)                     5.50%    7/1/03       1,000    1,000

Montgomery County, Maryland BANS
 (P-1, A-1+)
  Series 2002                                    0.95%    9/8/03       4,600    4,600
  Series 2002                                    0.85%    10/6/03     10,000   10,000

State of Maryland, GO Bonds, State and Local
 Facilities Loan of 1998, First Series D
 (Aaa, AAA, AAA)                                 4.50%    3/1/04         700      716

Washington Suburban Sanitary District, BANS,
 Series 2001 VRDN (Aaa/VMIG1, AAA/A-1+)          1.00%    7/2/03       6,400    6,400/A/
                                                                             --------
                                                                               93,306
                                                                             --------

                                                   Rate  Maturity Date   Par      Value
------------------------------------------------------------------------------------------
Massachusetts -- 1.1%
The Commonwealth of Massachusetts, GO
 Refunding Bonds, 2001 Series C VRDN
 (Aa2/VMIG1, AA-/A-1+, AA-/F1+)                    1.10%    7/3/03     $ 5,000 $  5,000/A/
                                                                               --------

Michigan -- 1.5%
Michigan State Housing Development Authority,
 Rental Housing Revenue Bonds, Series 1997 B
 VRDN (Aaa/VMIG1, AAA/A-1+)                        0.95%    7/2/03       2,075    2,075/A/

State of Michigan, Full Faith and Credit GO Notes
 (MIG1, SP-1+, F1+)                                1.50%    9/30/03      5,000    5,006
                                                                               --------
                                                                                  7,081
                                                                               --------

Minnesota -- 3.9%
City of Rochester, Minnesota, Health Care
 Facilities Revenue Bonds (Mayo Medical Center)
 (AA/A-1+)
  Series 88E                                       1.05%    7/2/03       4,000    4,000
  Series 88E                                       0.95%    9/3/03       4,100    4,100
  Series 88E                                       0.95%    9/11/03      5,000    5,000
  Series 88E                                       0.95%    10/9/03      5,000    5,000
                                                                               --------
                                                                                 18,100
                                                                               --------

Mississippi -- 2.2%
Jackson County, Mississippi, Port Facility
 Refunding Revenue Bonds (Chevron U.S.A. Inc.
 Project), Series 1993 VRDN (Aa2/P-1)              0.95%    7/1/03      10,200   10,200/A/
                                                                               --------

Missouri -- 1.0%
Health and Educational Facilities Authority of the
 State of Missouri, Medical Research Facilities
 Revenue Bonds (Stowers Institute for Medical
 Research), Series 2000 VRDN
 (Aaa/VMIG1, AAA/A-1+)                             0.95%    7/3/03       3,500    3,500/A/

State of Missouri, Third State Building GO
 Refunding Bonds, Series A 2002
 (Aaa, AAA, AAA)                                   4.00%    10/1/03      1,175    1,184
                                                                               --------
                                                                                  4,684
                                                                               --------

Nebraska -- 0.4%
Omaha Public Power District TECP (P-1, A-1+)       1.05%    7/7/03       1,950    1,950
                                                                               --------

                                                Rate  Maturity Date   Par       Value
-----------------------------------------------------------------------------------------
Nevada -- 2.8%
Clark County, School District Nevada, GO
 (Limited Tax) School Bonds, Series 2001A
 VRDN (Aaa/VMIG1, AAA/A-1+)                     0.90%    7/1/03     $13,000 $   13,000/A/
                                                                            ----------

North Carolina -- 0.2%
City of Raleigh, North Carolina, GO Public
 Improvement Refunding Bonds, Series 2002C
 (Aaa, AAA, AAA)                                2.75%    2/1/04       1,095      1,106
                                                                            ----------

Ohio -- 4.6%
Ohio Higher Educational Facility Commission
 Revenue Bond (Xavier University 2000 Project)
 VRDN (Aa3/VMIG1)                               1.00%    7/3/03      10,640  10,640/A/

Ohio State University General Receipt Bonds,
 Series 2001 VRDN (Aaa/VMIG1, AAA/A-1+)         0.95%    7/3/03      10,660     10,660/A/
                                                                            ----------
                                                                                21,300
                                                                            ----------

Pennsylvania -- 4.2%
Allegheny County, Pennsylvania, Hospital
 Development Authority, Health Center Revenue
 Bonds (Presbyterian University Health)
  Series 1990 A VRDN (Aaa/VMIG1, AAA/A-1)       0.95%    7/3/03       1,900      1,900/A/
  Series 1990 D VRDN (Aaa/VMIG1, AAA/A-1)       0.95%    7/3/03       1,600      1,600/A/
  Series 1988 B1 VRDN (Aa2/VMIG1)               1.00%    7/3/03       1,065      1,065/A/

Delaware County, Pennsylvania, IDA Revenue
 Refunding Bonds (Resource Recovery Facility,
 General Electric Capital Corporation), Series
 1997 G VRDN (Aaa/P-1, AAA/A-1+)                0.87%    7/1/03       4,000      4,000/A/

Geisinger Authority (Montour County,
 Pennsylvania) Health System Revenue
 Refunding Bonds, Series 2000 (Geisinger Health
 System), VRDN (Aa2/VMIG1, AA-/A-1+)            0.95%    7/1/03       2,600      2,600/A/

Lackawanna County, Pennsylvania, IDA
 (National Book Company Project), Series 1986
 VRDN (A/A-1)                                   2.25%    7/2/03         500     500/A/

Northampton County, Pennsylvania, Higher
 Education Authority Revenue Bonds (Lehigh
 University), Series 2000 VRDN
 (Aa3/VMIG1, AA-/A-1+)                          0.90%    7/3/03       7,500   7,500/A/
                                                                            ----------
                                                                                19,165
                                                                            ----------

                                               Rate  Maturity Date   Par      Value
---------------------------------------------------------------------------------------
South Carolina -- 1.6%
Berkeley County, South Carolina, PCR Refunding
 Bonds (Amoco Chemical Company Project),
 Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)        0.95%    7/1/03     $ 2,830 $2,830/A/

South Carolina Public Service Authority,
 Promissory Notes (P-1, A-1+)
  TECP                                         0.90%    9/5/03       1,400     1,400
  TECP                                         1.00%    9/9/03       3,000     3,000
                                                                           ---------
                                                                               7,230
                                                                           ---------

Texas -- 15.4%
City of Austin, Texas (Travis and Williamson
 County), Combined Utility System Commercial
 Paper Notes, (P-1, A-1+, F1+)
  Series A                                     1.05%    8/8/03       3,801     3,801
  Series A                                     1.00%    9/4/03       8,350     8,350
  Series A                                     0.92%   10/15/03      5,000     5,000

City of Fort Worth, Texas (Tarrant and Denton
 Counties), General Purpose Improvement and
 Refunding Bonds, Series 2001                  4.00%    3/1/04       1,135     1,158

City of Houston, Texas, TRANS, Series 2003
 (MIG1, SP-1+, F1+)                            1.75%   6/30/04       3,000     3,027

Dallas, Texas, Area Rapid Transit Series 2001
 TECP (P-1, A-1+)                              0.95%   9/10/03       3,000     3,000

Harris County Health Facilities Development
 Corporation, Variable Rate Revenue Bonds (The
 Methodist Hospital), Series 2002 VRDN
 (AA/A-1+)                                     0.95%    7/1/03       1,700  1,700/A/

Harris County, GO Notes (P-1, A-1+, F1+)
  Series B TECP                                0.92%   8/25/03       1,130     1,130
  Series B TECP                                1.00%   7/10/03       1,670     1,670
  Series C TECP                                0.90%   8/13/03       1,500     1,500
  Series C TECP                                1.05%   7/23/03       3,500     3,500
  Series D TECP                                1.07%    7/3/03       3,300     3,300
  Series D TECP                                0.90%   8/13/03       2,967     2,967
  Series D TECP                                0.90%   8/22/03       2,145     2,145
  Series D TECP                                0.92%   8/25/03       1,730     1,730

Harris County, Industrial Development
 Corporation, Refunding Bonds (Shell Oil
 Company Project), Series 1997 VRDN
 (Aa1/VMIG1, AAA/A-1+)                         0.95%    7/1/03       1,200     1,200/A/

San Antonio, Texas, Water Systems,
 Series 1995 TECP (P-1, A-1+)                  1.10%    7/9/03       5,000     5,000

                                               Rate  Maturity Date   Par       Value
----------------------------------------------------------------------------------------
Texas -- Continued
Southwest Higher Education Authority Inc.
 Variable Rate Demand Higher Education
 Revenue Bonds (Southern Methodist University
 Project), Refunding Series 1985 VRDN
 (Aaa/VMIG1)                                   0.95%    7/1/03     $ 5,200 $    5,200/A/

State of Texas, TRANS, Series 2002
 (MIG1, SP-1+, F1+)                            2.75%    8/29/03     10,500     10,524

Texas Public Finance Authority, Revenue Notes,
 Series B TECP (P-1, A-1+)                     1.00%    7/8/03       5,000      5,000
                                                                           ----------
                                                                               70,902
                                                                           ----------

Utah -- 0.7%
Intermountain Power Agency, Power Supply
 Revenue and Refunding Bonds
  Series C (Aaa, AAA)                          4.80%    7/1/03       1,000      1,000
  1985 Series E (Aaa/VMIG1, AAA/A1+)           1.00%    9/15/03      2,000      2,000
                                                                           ----------
                                                                                3,000
                                                                           ----------

Virginia -- 3.0%
Arlington County, Virginia, GO Public
 Improvement Bonds, Series 2001,
 (Aaa, AAA, AAA)                               4.50%    2/1/04       1,795      1,831

Harrisonburg Redevelopment and Housing
 Authority, Variable Rate Lease Purchase
 Revenue Bonds, 2001 Series A VRDN
 (AA-/A-1+)                                    1.05%    7/3/03      12,000  12,000/A/
                                                                           ----------
                                                                               13,831
                                                                           ----------

Washington -- 3.8%
State of Washington, Adjustable Rate GO Bonds,
 Series 1996 B VRDN (Aa1/VMIG1, AA+/A-1+)      0.88%    7/2/03      11,000  11,000/A/

State of Washington, Motor Vehicle Fuel Tax GO
 Refunding Bonds, Series R-2000B
 (Aa1, AA+, AA)                                4.50%    1/1/04       1,030      1,049

State of Washington, Various Purpose GO
 Refunding Bonds, Series R-2002A
 (Aa1, AA+, AA)                                4.00%    9/1/03       1,600      1,607

Washington State Housing Finance Commission
 (Pacific First Federal Savings Bank Program),
 Series 1988 B VRDN (AAA/A-1+)                 1.05%    7/2/03       3,948   3,948/A/
                                                                           ----------
                                                                               17,604
                                                                           ----------

                                              Rate  Maturity Date   Par      Value
--------------------------------------------------------------------------------------
Wisconsin -- 2.8%
State of Wisconsin, GO Extendible Commercial
 Notes, TECP (P-1, A-1+)
  Series 2000 A                               1.05%    7/8/03     $ 3,000 $     3,000
  Series 2000 A                               1.05%    7/10/03      5,000       5,000
  Series 2000 A                               1.05%    8/11/03      5,000       5,000
                                                                          -----------
                                                                               13,000
                                                                          -----------

Wyoming -- 0.9%
Lincoln County, Wyoming, PCR Refunding Bonds
 PacifiCorp Project, Series 1994 VRDN
 (Aaa/VMIG1, AAA/A-1+)                        1.05%    7/1/03       2,100    2,100/A/

Sweetwater County, Wyoming, PCR Refunding
 Bonds (PacifiCorp Project), Series 1994 VRDN
 (Aaa/VMIG1, AAA/A-1+)                        1.05%    7/1/03       2,200    2,200/A/
                                                                          -----------
                                                                                4,300
--------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value -- 100.2%                   461,755/B/
Other Assets Less Liabilities -- (0.2)%                                        (1,078)
                                                                          -----------

Net assets applicable to 460,676 shares outstanding -- 100.0%             $   460,677
                                                                          -----------

Net asset value per share                                                       $1.00
                                                                                -----
--------------------------------------------------------------------------------------

/A/The rate shown is the rate as of June 30, 2003, and the maturity shown is the longer of the next interest adjustment date or the date the principal amount owed can be recovered through demand.
/B/Also represents cost for federal income tax purposes.

A guide to investment abbreviations and municipal note, commercial paper and bond ratings appears on the next page.

See notes to financial statements.

Legg Mason Tax Exempt Trust, Inc.
(Unaudited)


Investment Abbreviations:

                     BANS  Bond Anticipation Notes
                     GO    General Obligation
                     IDA   Industrial Development Authority
                     PCR   Pollution Control Revenue
                     TECP  Tax-Exempt Commercial Paper
                     TRANS Tax and Revenue Anticipation
                            Notes
                     VRDN  Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

  Municipal Notes
    MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).
    SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor's. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.
    F1 and F2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

  Commercial Paper
    P-1 and P-2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.
    A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor's. A plus (+) sign designates issues possessing very strong credit characteristics.
    F1 and F2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

  Municipal Bonds
    Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2 or 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. A pound (#) sign denotes a prerefunded security. The maturity date shown is the prerefunded date.
    AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.
    AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to a rating to denote relative status within major rating categories.
    The Moody's, Standard & Poor's or Fitch IBCA ratings indicated are believed to be the most recent ratings available at June 30, 2003. These ratings are not audited by the Fund's independent accountants.

Maturity Schedule of the Portfolio:

                                 June 30, 2003
                    ----------------------------------------
                                               Percentage of
                    Maturity Period Amount/Par   Portfolio
                    ----------------------------------------
                                      (000)           (cum)
                         1-7 days    $253,768   55.0%  55.0%
                        8-45 days      70,099   15.2   70.2
                       46-90 days      64,138   13.9   84.1
                     Over 90 days      73,405   15.9  100.0
                                     --------  -----
                                     $461,410  100.0%
                                     --------  -----

  Average Weighted Maturity:  41 days

  Statement of Operations
  For the Six Months Ended June 30, 2003 (Unaudited)
  (Amounts in Thousands)

  Legg Mason Tax Exempt Trust, Inc.

  ------------------------------------------------------------------------------



       Investment Income:
         Interest                                                 $2,437

       Expenses:
         Management fee                                    $1,100
         Distribution and service fees                        220
         Audit and legal fees                                  31
         Custodian fee                                         60
         Directors' fees and expenses                          19
         Registration fees                                     64
         Reports to shareholders                               17
         Transfer agent and shareholder servicing expense      73
         Other expenses                                        46
                                                           ------
           Total expenses                                          1,630
                                                                  ------
       Net Investment Income                                         807
       -----------------------------------------------------------------
       Change in Net Assets Resulting From Operations             $  807
       -----------------------------------------------------------------

    See notes to financial statements.

  Statement of Changes in Net Assets
  (Amounts in Thousands)

  Legg Mason Tax Exempt Trust, Inc.



                                                     For the Six   For the
                                                     Months Ended Year Ended
                                                       06/30/03    12/31/02
    ------------------------------------------------------------------------
                                                      (Unaudited)
    Change in Net Assets:
    Net investment income                            $       807   $  3,176
    Net realized gain/(loss) on investments                   --          8
    ------------------------------------------------------------------------
    Increase in net assets resulting from operations         807      3,184
    Distributions to shareholders from net
     investment income                                      (807)    (3,176)
    Change in net assets from Fund share
     transactions:                                         8,351     44,633
    ------------------------------------------------------------------------
    Change in net assets                                   8,351     44,641
    ------------------------------------------------------------------------

    Net Assets:
    Beginning of period                                  452,326    407,685
    ------------------------------------------------------------------------
    End of period                                    $   460,677   $452,326
    ------------------------------------------------------------------------

    See notes to financial statements.

Financial Highlights
Legg Mason Tax Exempt Trust, Inc.



  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                     Six Months               Years Ended December 31,
                       Ended      ------------------------------------------------
                    June 30, 2003     2002      2001      2000      1999    1998
--------------------              -------------------------------------------------
                    (Unaudited)
Net asset value,
 beginning of
 period                  $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------
Investment
 operations:
  Net investment
   income                .0017       .0072     .0206     .0339     .0252     .0271
Distributions:
  From net
   investment
   income               (.0017)     (.0072)   (.0206)   (.0339)   (.0252)   (.0271)
-----------------------------------------------------------------------------------
Net asset value,
 end of period           $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------
Ratios/supple-
mental data:
  Total return         .36%/C/        .72%     2.08%     3.44%     2.56%     2.75%
  Total expenses
   to average net
   assets/A/           .74%/C/        .70%      .68%      .70%      .71%      .72%
  Net expenses to
   average net
   assets/B/           .74%/C/        .70%      .68%      .70%      .70%      .71%
  Net investment
   income to
   average net
   assets              .37%/C/        .72%     2.06%     2.25%     2.25%     2.71%
  Net assets, end
   of period (in
   thousands)         $460,677    $452,326  $407,685  $388,130  $374,853  $330,134
-----------------------------------------------------------------------------------

/A/This ratio reflects total expenses before compensating balance credits. /B/This ratio reflects expenses net of compensating balance credits. /C/Annualized.

See notes to financial statements.

  Notes to Financial Statements
  Legg Mason Tax Exempt Trust, Inc.
  (Amounts in Thousands) (Unaudited)

  ------------------------------------------------------------------------------


1. Organization and Significant Accounting Policies:
    The Legg Mason Tax Exempt Trust, Inc. ("Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.
    Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

  Security Valuation
    In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost so long as the Fund's Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

  Security Transactions
    Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. At June 30, 2003, $3,027 was payable for securities purchased. There were no unsettled receivables for investments sold.

  Investment Income and Dividends to Shareholders
    Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At June 30, 2003, dividends payable of $47 were accrued.

  Compensating Balance Credits
    The Fund has an arrangement with its custodian bank, whereby a portion of the custodian's fee is paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the six months ended June 30, 2003, the Fund earned no compensating balance credits.

  Federal Income Taxes
    No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character

  Legg Mason Tax Exempt Trust, Inc.
  (Amounts in Thousands) (Unaudited)

  ------------------------------------------------------------------------------

  of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.
    The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of June 30, 2003, the Fund had no capital loss carryforwards.

2. Transactions With Affiliates:
    The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to its agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. Management fees of $177 were payable to LMFA at June 30, 2003.
    Legg Mason Trust, fsb ("Adviser") serves as investment adviser to the Fund. LMFA (not the Fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Fund's average daily net assets.
    Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. The Fund may pay
  Legg Mason a Rule 12b-1 service fee at an annual rate not to exceed 0.20% of its average daily net assets for services provided to shareholders. Legg Mason has agreed to waive 0.10% of the 12b-1 service fee indefinitely. Service fees of $35 were payable to Legg Mason at June 30, 2003.
    LM Fund Services, Inc., a registered transfer agent, has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. $23 for the six months ended June 30, 2003.
    The Adviser, LMFA, Legg Mason and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

3. Fund Share Transactions:
    The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At June 30, 2003, paid-in capital aggregated $460,676. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                            Reinvestment
                                  Sold    of Distributions Repurchased  Net Change
----------------------------------------------------------------------------------
Six Months Ended June 30, 2003 $  642,009      $  727      $  (634,385)  $ 8,351
Year Ended December 31, 2002    1,418,838       3,053       (1,377,258)   44,633

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

Equity Funds:                                 Specialty Funds:

Value Trust                                   Balanced Trust

Special Investment Trust                      Financial Services Fund

American Leading Companies Trust              Opportunity Trust

Classic Valuation Fund

Focus Trust

U.S. Small-Capitalization Value Trust
Global Funds:                                 Taxable Bond Funds:

Global Income Trust                           U.S. Government Intermediate-Term Portfolio

International Equity Trust                    Investment Grade Income Portfolio

Emerging Markets Trust                        High Yield Portfolio
Tax-Free Bond Funds:                          Money Market Funds:

Tax-Free Intermediate-Term Income Trust       U.S. Government Money Market Portfolio

Maryland Tax-Free Income Trust                Cash Reserve Trust

Pennsylvania Tax-Free Income Trust            Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.


                                                                           LEGG
                                                                          MASON
                                                                          FUNDS

                Personalized Guidance. Intelligent Choices./SM/

Investment Manager
  Legg Mason Fund Adviser, Inc.
  Baltimore, MD

Investment Adviser
  Legg Mason Trust, fsb
  Baltimore, MD

Board of Directors
  John F. Curley, Jr., Chairman
  Mark R. Fetting, President
  Richard G. Gilmore
  Arnold L. Lehman
  Robin J.W. Masters
  Dr. Jill E. McGovern
  Arthur S. Mehlman
  G. Peter O'Brien
  S. Ford Rowan

Transfer and Shareholder Servicing Agent
  Boston Financial Data Services
  Braintree, MA

Custodian
  State Street Bank & Trust Company Boston, MA

Counsel
  Kirkpatrick & Lockhart LLP
  Washington, DC

Independent Accountants
  PricewaterhouseCoopers LLP Baltimore, MD
An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report is not to be distributed unless preceded or accompanied by a current prospectus.
                     Legg Mason Wood Walker, Incorporated
                        Member NYSE, Inc. . Member SIPC
                               100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                               410 . 539 . 0000


LMF-016
8/03

Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

     (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A
     (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
     (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A
     (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
         (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A
     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A
     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A
     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

         (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

          WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

          THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits

   (a)    File the exhibits listed below as part of this Form.
   (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

             (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

   (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth bolow:

          (ATTACHED)

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350
          of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

         (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax Exempt Trust, Inc.

By: /s/ Mark R. Fetting
    -------------------

Mark R. Fetting
President, Legg Mason Tax Exempt Trust, Inc.

Date: 8/25/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
    -------------------
Mark R. Fetting
President, Legg Mason Tax Exempt Trust, Inc.

Date: 8/25/03


By: /s/ Marie K. Karpinski
    ----------------------

Marie K. Karpinski
Treasurer, Legg Mason Tax Exempt Trust, Inc.

Date: 8/25/03